Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments [Abstract]
Long-term debt, gross	$ 349,125
Unamortized discount and debt issuance costs	(10,246)
Total debt, net	338,879
Less: Current debt obligation	(3,500)	$ 0
Long-term debt, net of current portion	335,379	$ 0
Credit Agreement
Debt Instruments [Abstract]
Total debt, net	349,125
Credit Agreement | Secured Debt
Debt Instruments [Abstract]
Long-term debt, gross	$ 349,125
Effective Rate	3.50%
Credit Agreement | Line of Credit | Revolving Credit Facility
Debt Instruments [Abstract]
Long-term debt, gross	$ 0
Effective Rate	0.00%